Document and Entity Information	0 Months Ended
Apr. 16, 2013
Risk/Return:
Document Type	497
Document Period End Date	Apr 16, 2013
Registrant Name	PowerShares Exchange-Traded Fund Trust II
Central Index Key	0001378872
Amendment Flag	false
Document Creation Date	Apr 16, 2013
Document Effective Date	Apr 16, 2013
Prospectus Date	Mar 1, 2013
PowerShares 1-30 Laddered Treasury Portfolio | PowerShares 1-30 Laddered Treasury Portfolio
Risk/Return:
Trading Symbol	PLW

PowerShares 1-30 Laddered Treasury Portfolio
PowerShares 1-30 Laddered Treasury Portfolio

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED APRIL 16, 2013 TO THE
PROSPECTUS DATED MARCH 1, 2013 OF:

PowerShares 1-30 Laddered Treasury Portfolio
PowerShares Build America Bond Portfolio
PowerShares CEF Income Composite Portfolio
PowerShares Chinese Yuan Dim Sum Bond Portfolio
PowerShares Emerging Markets Sovereign Debt Portfolio
PowerShares Fundamental High Yield® Corporate Bond Portfolio
PowerShares Fundamental Investment Grade Corporate Bond Portfolio
PowerShares Insured California Municipal Bond Portfolio
PowerShares Insured National Municipal Bond Portfolio
PowerShares Insured New York Municipal Bond Portfolio
PowerShares International Corporate Bond Portfolio
PowerShares Preferred Portfolio
PowerShares Senior Loan Portfolio
PowerShares VRDO Tax-Free Weekly Portfolio

The Ryan/Mergent 1-30 Year Treasury Laddered Index, which is the underlying index for the PowerShares 1-30 Laddered Treasury Portfolio, has been renamed the Ryan/NASDAQ 1-30 Year Treasury Laddered Index. There are no changes to the methodology by which the underlying index is formulated or calculated.

All references to the Ryan/Mergent 1-30 Year Treasury Laddered Index in the prospectus are deleted and replaced with a reference to the Ryan/NASDAQ 1-30 Year Treasury Laddered Index.

Please Retain This Supplement For Future Reference.

Label	Element	Value
PowerShares 1-30 Laddered Treasury Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001378872_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED APRIL 16, 2013 TO THE
PROSPECTUS DATED MARCH 1, 2013 OF:

PowerShares 1-30 Laddered Treasury Portfolio
PowerShares Build America Bond Portfolio
PowerShares CEF Income Composite Portfolio
PowerShares Chinese Yuan Dim Sum Bond Portfolio
PowerShares Emerging Markets Sovereign Debt Portfolio
PowerShares Fundamental High Yield® Corporate Bond Portfolio
PowerShares Fundamental Investment Grade Corporate Bond Portfolio
PowerShares Insured California Municipal Bond Portfolio
PowerShares Insured National Municipal Bond Portfolio
PowerShares Insured New York Municipal Bond Portfolio
PowerShares International Corporate Bond Portfolio
PowerShares Preferred Portfolio
PowerShares Senior Loan Portfolio
PowerShares VRDO Tax-Free Weekly Portfolio

The Ryan/Mergent 1-30 Year Treasury Laddered Index, which is the underlying index for the PowerShares 1-30 Laddered Treasury Portfolio, has been renamed the Ryan/NASDAQ 1-30 Year Treasury Laddered Index. There are no changes to the methodology by which the underlying index is formulated or calculated.

All references to the Ryan/Mergent 1-30 Year Treasury Laddered Index in the prospectus are deleted and replaced with a reference to the Ryan/NASDAQ 1-30 Year Treasury Laddered Index.

Please Retain This Supplement For Future Reference.

Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares 1-30 Laddered Treasury Portfolio

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2013